List of Global Blue entities (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Global Blue Payments (Australia) Pty Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Austria GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Service Company Austria GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Holding
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
ShipUp SAS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Deutschland GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue New Holdings Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Hellas SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Italia SrL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Service Company Italia SrL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Currency Choice Italia Srl
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Global Blue Korea Co., Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Malaysia Sdn. Bhd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Holland BV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Acquisition BV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Norge AS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Polska Sp Zoo
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Refund Portugal Lda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GBFTSP - Finance And Technology Services Portugal, Unipessoal LDA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Service Company Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Currency Choice Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Slovakia sro
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Espana SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Service AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Currency Choice Service Europe AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Schweiz AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Turkey
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%	60.00%
Global Blue Service Company UK Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
ZigZag Global Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Global Blue Argentina SA (Sucursal Uruguay)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%